Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Net sales and operating revenues	$ 2,391	$ 2,274	$ 2,317	$ 2,292	$ 2,155	$ 2,096	$ 2,212	$ 2,136	$ 9,274	$ 8,599	$ 8,181
Cost of sales (exclusive of depreciation and amortization shown below)	2,020	1,911	1,949	1,929	1,792	1,741	1,814	1,769	7,809	7,116	6,821
Earnings Before Interest Expense, Income Taxes and Noncontrolling Interests	135	134	27	121	71	150	171	124	417	516	508
Net income attributable to Tenneco Inc.	$ 68	$ 83	$ (3)	$ 59	$ 38	$ 179	$ 82	$ 57	$ 207	$ 356	$ 241
Basic Earnings per Share of Common Stock (in dollars per share)	$ 1.33	$ 1.57	$ (0.05)	$ 1.10	$ 0.70	$ 3.22	$ 1.44	$ 1.00	$ 3.93	$ 6.36	$ 4.05
Earnings per average share of common stock (in dollars per share)	$ 1.33	$ 1.57	$ (0.05)	$ 1.09	$ 0.69	$ 3.19	$ 1.43	$ 0.99	$ 3.91	$ 6.31	$ 4.01